UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-01241
Investment Company Act File Number

Eaton Vance Growth Trust
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

August 31
Date of Fiscal Year End

November 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
EX-99.CERT Section 302 Certification

Item 1. Schedule of Investments

Asian Small Companies Fund
Global Growth Fund
Greater China Growth Fund
Multi-Cap Growth Fund
Worldwide Health Sciences Fund

Eaton Vance Asian Small Companies Fund as of November 30, 2009 (Unaudited)

Eaton Vance Asian Small Companies Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Asian Small Companies Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2009, the value of the Fund’s investment in the Portfolio was $58,020,961 and the Fund owned approximately 41.2% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Asian Small Companies Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.8%

Security	Shares	Value
China — 36.1%

Building Products — 0.9%
Ying Li International Real Estate, Ltd.(1)	2,700,000	$1,199,783

		$1,199,783

Construction & Engineering — 3.4%
China State Construction International Holdings, Ltd.	11,301,600	$4,851,718

		$4,851,718

Electronic Equipment, Instruments & Components — 8.4%
China High Precision Automation Group, Ltd.(1)	2,323,000	$1,348,830
Hollysys Automation Technologies, Ltd.(1)	154,100	1,949,365
Ju Teng International Holdings, Ltd.	5,640,000	4,487,215
Wasion Group Holdings, Ltd.	4,750,000	4,049,425

		$11,834,835

Food Products — 3.4%
Ausnutria Dairy Corp, Ltd.(1)	2,853,000	$2,304,473
Uni-President China Holdings, Ltd.	3,707,000	2,529,622

		$4,834,095

Machinery — 9.4%
China Automation Group, Ltd.	15,656,000	$10,536,337
Greens Holdings, Ltd.(1)	8,288,000	1,743,142
Sany Heavy Equipment International Holdings Co., Ltd.(1)	955,000	919,259

		$13,198,738

Metals & Mining — 3.8%
Midas Holdings, Ltd.	8,523,000	$5,306,122

		$5,306,122

Pharmaceuticals — 1.1%
China Animal Healthcare, Ltd.	11,701,000	$1,612,802

		$1,612,802

Real Estate Investment Trusts (REITs) — 2.2%
CapitaRetail China Trust	3,578,000	$3,029,741

		$3,029,741

Real Estate Management & Development — 3.5%
KWG Property Holding, Ltd.	3,995,500	$3,001,873
SOHO China, Ltd.	3,702,500	1,995,255

		$4,997,128

Total China (identified cost $33,737,706)		$50,864,962

Hong Kong — 3.6%

Commercial Banks — 1.6%
Dah Sing Financial Group Ltd.(1)	377,600	$2,254,201

		$2,254,201

Media — 1.1%
Pico Far East Holdings, Ltd.	8,212,000	$1,579,552

		$1,579,552

1

Security	Shares	Value
Real Estate Management & Development — 0.9%
K Wah International Holdings, Ltd.	3,594,000	$1,283,494

		$1,283,494

Textiles, Apparel & Luxury Goods — 0.0%
Peace Mark (Holdings), Ltd.(1)(2)	14,298,000	$0

		$0

Total Hong Kong (identified cost $7,570,469)		$5,117,247

India — 6.4%

Chemicals — 1.3%
United Phosphorus, Ltd.	562,040	$1,803,151

		$1,803,151

Consumer Finance — 1.4%
Shriram Transport Finance Co., Ltd.	208,250	$1,893,533

		$1,893,533

Electrical Equipment — 1.0%
Crompton Greaves, Ltd.	163,920	$1,394,582

		$1,394,582

Real Estate Management & Development — 1.0%
Housing Development & Infrastructure, Ltd.(1)	172,870	$1,200,695
Indiabulls Real Estate, Ltd.(1)	58,946	261,666

		$1,462,361

Software — 1.7%
Geodesic, Ltd.	328,590	$705,584
ICSA (India), Ltd.	497,441	1,745,760

		$2,451,344

Total India (identified cost $6,104,827)		$9,004,971

Indonesia — 7.2%

Commercial Banks — 0.1%
PT Bank Tabungan Pensiunan Nasional Tbk(1)	454,500	$156,358

		$156,358

Construction Materials — 1.2%
PT Semen Gresik (Persero) Tbk	2,222,500	$1,720,021

		$1,720,021

Multiline Retail — 1.0%
PT Ramayana Lestari Sentosa Tbk	22,774,000	$1,375,334

		$1,375,334

Oil, Gas & Consumable Fuels — 2.5%
PT Indo Tambangraya Megah Tbk	1,142,500	$3,477,506

		$3,477,506

Real Estate Management & Development — 0.6%
PT Ciputra Property Tbk(1)	30,306,000	$851,865

		$851,865

2

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.6%
PT Delta Dunia Makmur Tbk(1)	4,868,000	$788,835

		$788,835

Trading Companies & Distributors — 1.2%
PT AKR Corporindo Tbk	14,089,500	$1,717,613

		$1,717,613

Total Indonesia (identified cost $6,483,476)		$10,087,532

Malaysia — 2.6%

Construction & Engineering — 2.6%
Dialog Group Bhd	9,001,100	$3,693,940

Total Malaysia (identified cost $3,269,015)		$3,693,940

Singapore — 24.6%

Construction & Engineering — 1.5%
PEC, Ltd.(1)	4,088,000	$2,052,861

		$2,052,861

Electronic Equipment, Instruments & Components — 2.3%
Venture Corp., Ltd.	539,000	$3,193,940

		$3,193,940

Energy Equipment & Services — 9.3%
CH Offshore, Ltd.	3,557,000	$1,672,530
Ezion Holdings, Ltd.	10,848,000	5,927,311
Ezra Holdings, Ltd.(1)	2,897,000	4,344,644
Hiap Seng Engineering, Ltd.	2,587,000	1,172,223

		$13,116,708

IT Services — 1.5%
CSE Global, Ltd.	3,990,000	$2,193,604

		$2,193,604

Oil, Gas & Consumable Fuels — 2.5%
Straits Asia Resources, Ltd.	2,183,000	$3,494,379

		$3,494,379

Real Estate Investment Trusts (REITs) — 4.5%
CDL Hospitality Trusts	4,660,000	$5,023,419
Frasers Centrepoint Trust	1,502,000	1,347,812

		$6,371,231

Real Estate Management & Development — 0.5%
Wheelock Properties (Singapore), Ltd.	546,000	$687,921

		$687,921

Transportation Infrastructure — 2.5%
Singapore Airport Terminal Services, Ltd.	1,941,000	$3,578,817

		$3,578,817

Total Singapore (identified cost $25,708,510)		$34,689,461

3

Security	Shares	Value
South Korea — 1.8%

Media — 1.8%
Woongjin Thinkbig Co., Ltd.	130,010	$2,521,781

		$2,521,781

Total South Korea (identified cost $2,168,843)		$2,521,781

Taiwan — 14.5%

Capital Markets — 0.4%
Polaris Securities Co., Ltd.(1)	1,153,000	$613,171

		$613,171

Chemicals — 1.8%
Taiwan Fertilizer Co., Ltd.	792,000	$2,543,302

		$2,543,302

Commercial Banks — 0.9%
SinoPac Financial Holdings Co., Ltd.(1)	3,542,000	$1,256,824

		$1,256,824

Computers & Peripherals — 1.3%
Simplo Technology Co., Ltd.	342,100	$1,823,619

		$1,823,619

Diversified Financial Services — 0.5%
Financial One Corp.(1)	2,391,000	$754,107

		$754,107

Real Estate Management & Development — 3.3%
Huaku Development Co., Ltd.	860,000	$2,148,294
Hung Poo Real Estate Development Corp.	1,633,000	2,505,447

		$4,653,741

Semiconductors & Semiconductor Equipment — 1.8%
Greatek Electronics, Inc.	2,606,320	$2,508,523

		$2,508,523

Textiles, Apparel & Luxury Goods — 4.5%
Ruentex Industries, Ltd.(1)	3,761,000	$6,300,831

		$6,300,831

Total Taiwan (identified cost $16,075,050)		$20,454,118

Thailand — 1.0%

Insurance — 1.0%
Bangkok Life Assurance PCL NVDR	3,028,700	$1,348,316

		$1,348,316

Total Thailand (identified cost $1,405,050)		$1,348,316

Total Common Stocks (identified cost $102,522,946)		$137,782,328

4

Short-Term Investments — 2.2%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/09	$3,062	$3,062,300

Total Short-Term Investments (identified cost $3,062,300)		$3,062,300

Total Investments — 100.0% (identified cost $105,585,246)		$140,844,628

Other Assets, Less Liabilities — 0.00%		$46,500

Net Assets — 100.0%		$140,891,128

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PCL	-	Public Company Ltd.
NVDR	-	Non-Voting Depositary Receipt

(1)		Non-income producing security.
(2)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

5

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$109,273,298

Gross unrealized appreciation	$36,809,029
Gross unrealized depreciation	(5,237,699)

Net unrealized appreciation	$31,571,330

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$—	$12,566,332		$0	$12,566,332
Consumer Staples	—	4,834,094		—	4,834,094
Energy	—	20,088,594		—	20,088,594
Financials	1,348,316	30,265,678		—	31,613,994
Health Care	—	1,612,802		—	1,612,802
Industrials	—	31,688,052		—	31,688,052
Information Technology	1,949,365	22,056,499		—	24,005,864
Materials	—	11,372,596		—	11,372,596

Total Common Stocks	$3,297,681	$134,484,647	*	$0	$137,782,328
Short-Term Investments	—	3,062,300		—	3,062,300

Total Investments	$3,297,681	$137,546,947		$0	$140,844,628

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

6

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Common Stocks
Balance as of August 31, 2009	$0
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	0
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of November 30, 2009	$0

Change in net unrealized appreciation (depreciation) on investments still held as of November 30, 2009	$0

All Level 3 investments held at November 30, 2009 and August 31, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance Global Growth Fund as of November 30, 2009 (Unaudited)

Eaton Vance Global Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Global Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2009, the value of the Fund’s investment in the Portfolio was $55,743,684 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Global Growth Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.1%

Security	Shares	Value
Aerospace & Defense — 0.5%
Alliant Techsystems, Inc.(1)(2)	3,450	$295,734

		$295,734

Auto Components — 1.0%
Lear Corp.(1)(2)	6,116	$385,247
Wonder Auto Technology, Inc.(1)(2)	15,009	178,907

		$564,154

Automobiles — 1.3%
Fiat SpA(1)	8,300	$123,060
Honda Motor Co., Ltd.	10,000	309,800
Toyota Motor Corp.	7,300	287,260

		$720,120

Beverages — 1.5%
Central European Distribution Corp.(1)(2)	11,200	$312,256
Fomento Economico Mexicano SA de CV ADR	12,000	546,120

		$858,376

Biotechnology — 0.5%
Cephalon, Inc.(1)(2)	5,000	$274,750

		$274,750

Building Products — 2.2%
Lennox International, Inc.(2)	3,340	$123,981
Owens Corning, Inc.(1)(2)	33,300	786,879
Wienerberger AG(1)	19,740	340,453

		$1,251,313

Capital Markets — 0.3%
3i Group PLC(1)	26,000	$116,067
Artio Global Investors, Inc.(1)	1,209	27,686

		$143,753

Chemicals — 1.0%
Agrium, Inc.(2)	5,000	$279,300
Celanese Corp., Class A	8,900	264,864

		$544,164

Commercial Banks — 10.5%
Banco Santander Central Hispano SA ADR(2)	66,000	$1,141,800
Bank of China Hong Kong (Holdings), Ltd.	243,000	557,528
Barclays PLC	104,000	508,247
Credit Agricole SA	7,400	153,839
DBS Group Holdings, Ltd.	72,000	746,062
Intesa Sanpaolo SpA(1)	122,000	531,354
KBC Groep NV(1)	9,900	443,576
Mitsubishi UFJ Financial Group, Inc.	39,000	214,806
National Bank of Greece SA(1)	14,800	438,669
Societe Generale	3,900	275,822
Turkiye Is Bankasi	31,000	105,491
Wells Fargo & Co.	26,900	754,276

		$5,871,470

Commercial Services & Supplies — 0.4%
Copart, Inc.(1)(2)	7,300	$236,666

		$236,666

Security	Shares	Value
Communications Equipment — 0.5%
Brocade Communications Systems, Inc.(1)(2)	42,300	$299,907

		$299,907

Computers & Peripherals — 0.7%
3PAR, Inc.(1)(2)	15,000	$153,750
Apple, Inc.(1)	400	79,964
Toshiba Corp.(1)	32,000	168,649

		$402,363

Construction & Engineering — 0.4%
Vinci SA(2)	4,000	$221,416

		$221,416

Consumer Finance — 2.9%
American Express Co.(2)	10,600	$443,398
Capital One Financial Corp.(2)	7,500	287,700
Discover Financial Services(2)	40,000	618,400
ORIX Corp.	3,800	261,960

		$1,611,458

Diversified Consumer Services — 0.8%
Corinthian Colleges, Inc.(1)(2)	9,348	$138,537
H&R Block, Inc.(2)	16,000	324,800

		$463,337

Diversified Financial Services — 0.7%
JPMorgan Chase & Co.	6,200	$263,438
Moody’s Corp.(2)	6,000	139,380

		$402,818

Diversified Telecommunication Services — 2.3%
France Telecom SA ADR(2)	14,400	$379,152
Koninklijke KPN NV	15,100	267,706
Telefonica SA	21,100	606,567

		$1,253,425

Electric Utilities — 0.5%
E.ON AG ADR	7,600	$301,188

		$301,188

Electrical Equipment — 1.3%
ABB, Ltd. ADR	19,300	$354,348
GrafTech International, Ltd.(1)	19,500	286,845
Yingli Green Energy Holding Co. Ltd. ADR(1)(2)	6,905	98,120

		$739,313

Electronic Equipment, Instruments & Components — 1.2%
FUJIFILM Holdings Corp.	13,000	$352,540
Hon Hai Precision Industry Co., Ltd.	67,000	282,276
Itron, Inc.(1)(2)	700	42,553

		$677,369

Energy Equipment & Services — 1.1%
Nabors Industries, Ltd.(1)(2)	10,600	$218,890
OAO TMK GDR(1)	13,900	237,372
Tenaris SA ADR(2)	3,800	149,948

		$606,210

Food & Staples Retailing — 1.1%
Shoppers Drug Mart Corp.	14,500	$593,794

		$593,794

Security	Shares	Value
Food Products — 2.7%
Cosan, Ltd., Class A(1)(2)	23,200	$170,288
Nestle SA	18,200	860,480
Unilever PLC	17,000	500,048

		$1,530,816

Health Care Equipment & Supplies — 0.5%
Masimo Corp.(1)(2)	6,000	$158,160
Mindray Medical International, Ltd. ADR(2)	4,000	121,120

		$279,280

Health Care Providers & Services — 1.1%
CIGNA Corp.	700	$22,456
Express Scripts, Inc.(1)(2)	2,700	231,660
Health Management Associates, Inc., Class A(1)(2)	4,000	24,520
Laboratory Corp. of America Holdings(1)(2)	2,100	153,216
Quest Diagnostics, Inc.(2)	3,000	173,820

		$605,672

Hotels, Restaurants & Leisure — 1.8%
Bally Technologies, Inc.(1)(2)	7,000	$290,710
Carnival PLC(1)	4,400	147,972
McDonald’s Corp.	5,000	316,250
Melco Crown Entertainment, Ltd. ADR(1)(2)	23,500	99,405
Scientific Games Corp., Class A(1)(2)	12,200	172,630

		$1,026,967

Household Durables — 3.3%
Desarrolladora Homex SA de CV ADR(1)(2)	18,500	$643,430
Fisher & Paykel Appliances Holdings, Ltd.(1)	280,000	116,011
LG Electronics, Inc.	1,400	123,816
Tempur-Pedic International, Inc.(1)(2)	22,273	479,983
Whirlpool Corp.(2)	6,210	460,533

		$1,823,773

Household Products — 0.6%
Church & Dwight Co., Inc.(2)	5,200	$307,008

		$307,008

Industrial Conglomerates — 1.5%
Cookson Group PLC(1)	50,000	$319,440
Keppel Corp., Ltd.	91,200	534,528

		$853,968

Insurance — 3.4%
Aegon NV(1)	57,800	$418,782
Allied World Assurance Holdings, Ltd.(2)	15,517	741,558
AXA SA ADR	15,500	383,780
Fairfax Financial Holdings, Ltd.	210	74,340
Zurich Financial Services AG	1,300	281,228

		$1,899,688

Internet & Catalog Retail — 0.7%
Netflix, Inc.(1)(2)	6,300	$369,369

		$369,369

Internet Software & Services — 0.5%
Yahoo! Inc.(1)	18,500	$276,945

		$276,945

IT Services — 0.9%
Accenture PLC, Class A	9,000	$369,360
Euronet Worldwide, Inc.(1)(2)	5,000	106,200

		$475,560

Security	Shares	Value
Machinery — 0.6%
Duoyuan Printing, Inc.(1)	4,896	$33,048
Illinois Tool Works, Inc.	5,067	246,459
PACCAR, Inc.(2)	1,600	59,328

		$338,835

Media — 3.4%
Central European Media Enterprises, Ltd., Class A(1)(2)	9,700	$241,627
DIRECTV(1)	27,505	869,973
Lamar Advertising Co., Class A(1)(2)	5,000	138,400
Liberty Starz, Series A(1)	2,750	131,587
McGraw-Hill Cos., Inc. (The)(2)	17,400	521,304

		$1,902,891

Metals & Mining — 5.0%
Anglo American PLC ADR(1)(2)	15,610	$335,303
ArcelorMittal(2)	6,800	267,036
Barrick Gold Corp.	15,000	640,350
Rio Tinto PLC ADR(2)	1,600	326,560
Sterlite Industries India, Ltd. ADR(2)	28,000	514,080
Thompson Creek Metals Co., Inc.(1)(2)	22,300	267,154
Vale SA ADR(2)	16,600	406,700

		$2,757,183

Multi-Utilities — 1.5%
National Grid PLC	30,000	$326,657
RWE AG	5,700	523,316

		$849,973

Multiline Retail — 0.8%
Big Lots, Inc.(1)(2)	11,700	$269,802
Marks & Spencer Group PLC	23,000	146,261

		$416,063

Office Electronics — 0.5%
Canon, Inc.	7,000	$267,554

		$267,554

Oil, Gas & Consumable Fuels — 8.3%
Apache Corp.	4,800	$457,344
Brigham Exploration Co.(1)(2)	14,724	153,718
KazMunaiGas Exploration Production GDR	6,300	152,246
LUKOIL OAO ADR	7,300	424,130
Massey Energy Co.(2)	19,000	715,540
Newfield Exploration Co.(1)	3,300	139,524
OMV AG	3,100	131,539
Petroleo Brasileiro SA ADR	15,200	684,912
SandRidge Energy, Inc.(1)(2)	31,421	294,729
StatoilHydro ASA ADR(2)	13,495	333,057
Total SA ADR	13,700	852,003
Uranium One, Inc.(1)	92,500	264,686

		$4,603,428

Paper & Forest Products — 1.1%
Schweitzer-Mauduit International, Inc.(2)	9,817	$604,335

		$604,335

Personal Products — 0.7%
Avon Products, Inc.(2)	10,500	$359,625
Revlon, Inc., Class A(1)(2)	1,609	29,123

		$388,748

Security	Shares	Value
Pharmaceuticals — 5.2%
AstraZeneca PLC ADR(2)	4,700	$210,701
Biovail Corp.	20,000	288,600
GlaxoSmithKline PLC ADR(2)	10,700	443,729
King Pharmaceuticals, Inc.(1)(2)	42,000	496,860
Novartis AG ADR	15,200	845,120
Perrigo Co.(2)	7,500	301,050
Sanofi-Aventis SA	4,200	317,672

		$2,903,732

Professional Services — 0.2%
Verisk Analytics, Inc., Class A(1)	4,526	$121,795

		$121,795

Real Estate Investment Trusts (REITs) — 0.2%
Chimera Investment Corp.(2)	32,700	$131,781

		$131,781

Real Estate Management & Development — 0.2%
Raven Russia, Ltd.	169,000	$136,497

		$136,497

Road & Rail — 0.3%
All America Latina Logistica	20,000	$176,474

		$176,474

Semiconductors & Semiconductor Equipment — 3.8%
Atheros Communications, Inc.(1)(2)	19,900	$566,553
Cirrus Logic, Inc.(1)(2)	96,000	521,280
Cree, Inc.(1)(2)	3,400	162,622
MEMC Electronic Materials, Inc.(1)	10,100	121,604
Tessera Technologies, Inc.(1)(2)	25,320	599,325
United Microelectronics Corp. ADR(1)	38,000	128,820

		$2,100,204

Software — 1.0%
Ariba, Inc.(1)(2)	13,688	$148,378
Check Point Software Technologies, Ltd.(1)(2)	5,600	176,904
Concur Technologies, Inc.(1)(2)	6,200	229,772

		$555,054

Specialty Retail — 2.6%
Advance Auto Parts, Inc.(2)	12,273	$482,329
GameStop Corp., Class A(1)(2)	33,954	828,817
Kingfisher PLC	36,000	140,919

		$1,452,065

Textiles, Apparel & Luxury Goods — 2.2%
Gildan Activewear, Inc.(1)(2)	28,249	$544,923
Hanesbrands, Inc.(1)(2)	27,400	657,874

		$1,202,797

Tobacco — 1.3%
British American Tobacco PLC	23,500	$715,560

		$715,560

Trading Companies & Distributors — 1.2%
Mitsui & Co., Ltd.	50,000	$658,468

		$658,468

Wireless Telecommunication Services — 5.3%
Crown Castle International Corp.(1)(2)	29,000	$1,064,010
MTN Group, Ltd.	13,000	208,980
NII Holdings, Inc.(1)(2)	29,905	891,169

Security	Shares	Value
Rogers Communications, Inc., Class B	10,000	$302,600
Turkcell Iletisim Hizmetleri AS ADR(2)	33,000	506,880

		$2,973,639

Total Common Stocks (identified cost $44,374,552)		$53,039,220

Investment Funds — 1.6%

Security	Shares	Value
Capital Markets — 1.6%
Market Vectors Gold Miners ETF(1)	5,600	$286,216
MidCap SPDR Trust, Series 1(2)	4,800	598,224

Total Investment Funds (identified cost $901,667)		$884,440

Short-Term Investments — 29.6%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$1,673	$1,673,157
Eaton Vance Cash Collateral Fund, LLC, 0.16%(3)(4)	14,833	14,832,612

Total Short-Term Investments (identified cost $16,505,769)		$16,505,769

Total Investments — 126.3% (identified cost $61,781,988)		$70,429,429

Other Assets, Less Liabilities — (26.3)%		$(14,685,546)

Net Assets — 100.0%		$55,743,883

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

(1)		Non-income producing security.

(2)		All or a portion of this security was on loan at November 30, 2009.

(3)		Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2009 were $7,452 and $0, respectively.

(4)		The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At November 30, 2009, the Portfolio loaned securities having a market value of $14,447,247 and received $14,832,612 of cash collateral for the loans.

Country Concentration of Portfolio

	Percentage
Country	of Net Assets	Value
United States	41.6%	$23,184,622
United Kingdom	7.6	4,237,463
Canada	5.8	3,255,747
France	4.6	2,583,684
Japan	4.5	2,521,037
Switzerland	4.2	2,341,176
Spain	3.1	1,748,367
Brazil	2.6	1,438,374
Singapore	2.3	1,280,590
Mexico	2.1	1,189,550
Bermuda	1.7	960,448
Netherlands	1.7	953,523
Germany	1.5	824,504
Italy	1.5	804,362
Russia	1.4	797,999
Hong Kong	1.2	656,933
Turkey	1.1	612,371
India	0.9	514,080
Austria	0.9	471,992
Belgium	0.8	443,576
Greece	0.7	438,669
Taiwan	0.7	411,096
Ireland	0.7	369,360
Norway	0.6	333,057
Poland	0.6	312,256
Czech Republic	0.5	241,627
China	0.4	219,240
South Africa	0.4	208,980
Israel	0.3	176,904
Kazakhstan	0.3	152,246
South Korea	0.2	123,816
New Zealand	0.2	116,011

Long-Term Investments	96.7%	$53,923,660
Short-Term Investments		16,505,769

Total Investments		$70,429,429

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$62,900,755

Gross unrealized appreciation	$8,744,318
Gross unrealized depreciation	(1,215,644)

Net unrealized appreciation	$7,528,674

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$8,546,439	$1,395,098		$—	$9,941,537
Consumer Staples	2,318,214	2,076,088		—	4,394,302
Energy	5,078,099	131,539		—	5,209,638
Financials	5,007,536	5,189,929		—	10,197,465
Health Care	3,745,762	317,672		—	4,063,434
Industrials	2,819,677	2,074,305		—	4,893,982
Information Technology	3,983,936	1,071,020		—	5,054,956
Materials	3,905,681	—		—	3,905,681
Telecommunication Services	3,143,811	1,083,253		—	4,227,064
Utilities	301,188	849,973		—	1,151,161

Total Common Stocks	$38,850,343	$14,188,877	*	$—	$53,039,220
Investment Funds	884,440	—		—	884,440
Short-Term Investments	16,505,769	—		—	16,505,769

Total Investments	$56,240,552	$14,188,877		$—	$70,429,429

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Greater China Growth Fund as of November 30, 2009 (Unaudited)

Eaton Vance Greater China Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Greater China Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2009, the value of the Fund’s investment in the Portfolio was $267,146,680 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Greater China Growth Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.3%

Security	Shares	Value
China — 64.3%

Chemicals — 0.8%
China Bluechemical, Ltd., Class H	4,152,000	$2,222,505

		$2,222,505

Commercial Banks — 10.1%
Bank of China, Ltd., Class H	14,592,000	$8,202,975
China Construction Bank, Class H	12,029,000	10,681,020
Industrial & Commercial Bank of China, Ltd., Class H	9,626,000	8,128,708

		$27,012,703

Computers & Peripherals — 1.0%
Lenovo Group, Ltd.	4,624,000	$2,664,165

		$2,664,165

Construction Materials — 1.3%
Anhui Conch Cement Co., Ltd., Class H	590,000	$3,488,169

		$3,488,169

Containers & Packaging — 0.1%
CPMC Holdings, Ltd.(1)	120,000	$122,941

		$122,941

Distributors — 1.3%
China Resources Enterprise, Ltd.	1,088,000	$3,402,118

		$3,402,118

Diversified Consumer Services — 1.2%
New Oriental Education & Technology Group Inc. ADR(1)	43,800	$3,123,378

		$3,123,378

Diversified Financial Services — 1.0%
China Everbright, Ltd.	1,102,000	$2,608,940

		$2,608,940

Electrical Equipment — 2.2%
China High Speed Transmission Equipment Group Co., Ltd.	1,490,000	$3,516,224
Zhuzhou CSR Times Electric Co., Ltd.	1,147,000	2,310,712

		$5,826,936

Electronic Equipment, Instruments & Components — 2.4%
China High Precision Automation Group, Ltd.(1)	2,545,000	$1,477,732
Hollysys Automation Technologies, Ltd.(1)	155,100	1,962,015
Kingboard Chemical Holdings, Ltd.	718,500	2,885,881

		$6,325,628

Food Products — 3.1%
China Agri-Industries Holdings, Ltd.	3,390,000	$4,327,591
China Mengniu Dairy Co., Ltd.(1)	1,291,000	3,968,755

		$8,296,346

Health Care Equipment & Supplies — 1.2%
Mindray Medical International, Ltd. ADR	104,000	$3,149,120

		$3,149,120

Health Care Providers & Services — 0.7%
Sinopharm Group Co., Ltd.(1)	560,800	$1,979,069

		$1,979,069

1

Security	Shares	Value
Household Durables — 1.3%
Skyworth Digital Holdings, Ltd.	3,818,162	$3,344,733

		$3,344,733

Independent Power Producers & Energy Traders — 0.8%
China Resources Power Holdings Co., Ltd.	1,046,000	$2,131,284

		$2,131,284

Industrial Conglomerates — 1.3%
Beijing Enterprises Holdings, Ltd.	526,000	$3,572,490

		$3,572,490

Insurance — 4.7%
China Life Insurance Co., Ltd., Class H	1,954,000	$9,819,353
Ping An Insurance (Group) Co. of China, Ltd., Class H	298,000	2,775,152

		$12,594,505

Internet Software & Services — 5.0%
NetEase.com, Inc. ADR(1)	123,800	$4,734,112
Tencent Holdings, Ltd.	466,300	8,618,335

		$13,352,447

Machinery — 2.5%
China South Locomotive and Rolling Stock Corp., Ltd., Class H	4,258,000	$2,910,063
Lonking Holdings, Ltd.	3,602,000	2,242,923
Sany Heavy Equipment International Holdings Co., Ltd.(1)	1,711,000	1,646,965

		$6,799,951

Media — 0.6%
AirMedia Group, Inc. ADR(1)	244,593	$1,702,367

		$1,702,367

Metals & Mining — 1.9%
Zijin Mining Group Co., Ltd., Class H	4,910,000	$5,144,380

		$5,144,380

Oil, Gas & Consumable Fuels — 8.1%
China Petroleum & Chemical Corp., Class H	3,446,000	$2,875,419
China Shenhua Energy Co., Ltd., Class H	1,392,000	6,794,110
CNOOC, Ltd.	3,709,000	5,730,064
CNPC Hong Kong, Ltd.	2,520,000	2,831,869
PetroChina Co., Ltd., Class H	2,778,000	3,462,266

		$21,693,728

Paper & Forest Products — 1.8%
Nine Dragons Paper Holdings, Ltd.	2,557,000	$4,700,366

		$4,700,366

Real Estate Management & Development — 3.2%
China Overseas Land & Investment, Ltd.	1,593,040	$3,420,723
China Resources Land, Ltd.	1,186,000	2,739,542
Longfor Properties Co., Ltd.(1)	333,500	344,256
Sino-Ocean Land Holdings, Ltd.	1,960,500	1,948,728

		$8,453,249

Specialty Retail — 1.9%
Belle International Holdings, Ltd.	4,140,000	$5,141,025

		$5,141,025

Textiles, Apparel & Luxury Goods — 1.4%
Ports Design, Ltd.	1,425,000	$3,838,229

		$3,838,229

2

Security	Shares	Value
Wireless Telecommunication Services — 3.4%
China Mobile, Ltd.	971,500	$9,097,235

		$9,097,235

Total China (identified cost $129,409,468)		$171,788,007

Hong Kong — 13.7%

Chemicals — 1.0%
Huabao International Holdings, Ltd.	2,572,000	$2,703,908

		$2,703,908

Commercial Banks — 1.0%
Bank of China Hong Kong (Holdings), Ltd.	1,135,000	$2,604,093

		$2,604,093

Construction & Engineering — 1.7%
Shui On Construction and Materials, Ltd.	2,794,000	$4,676,123

		$4,676,123

Distributors — 2.3%
Integrated Distribution Services Group, Ltd.	983,000	$1,541,702
Li & Fung, Ltd.	1,130,000	4,537,818

		$6,079,520

Diversified Financial Services — 1.4%
Hong Kong Exchanges and Clearing, Ltd.	213,900	$3,807,197

		$3,807,197

Marine — 1.0%
Shun Tak Holdings, Ltd.	4,332,000	$2,680,694

		$2,680,694

Real Estate Management & Development — 4.5%
Cheung Kong (Holdings), Ltd.	333,000	$4,195,730
Kerry Properties, Ltd.	587,000	2,978,298
Sun Hung Kai Properties, Ltd.	323,000	4,768,283

		$11,942,311

Specialty Retail — 0.8%
Esprit Holdings, Ltd.	324,625	$2,183,689

		$2,183,689

Total Hong Kong (identified cost $35,552,872)		$36,677,535

Taiwan — 20.3%

Capital Markets — 0.5%
Yuanta Financial Holding Co., Ltd.	2,109,000	$1,418,507

		$1,418,507

Chemicals — 1.8%
Taiwan Fertilizer Co., Ltd.	1,461,000	$4,691,622

		$4,691,622

Commercial Banks — 0.9%
Chinatrust Financial Holding Co., Ltd.	4,313,847	$2,488,381

		$2,488,381

3

Security	Shares	Value
Computers & Peripherals — 3.4%
Acer, Inc.	1,195,210	$2,971,390
Compal Electronics, Inc.	2,741,640	3,628,905
Wistron Corp.	1,300,000	2,385,290

		$8,985,585

Diversified Telecommunication Services — 1.3%
Chunghwa Telecom Co., Ltd.	1,938,920	$3,454,070

		$3,454,070

Electronic Equipment, Instruments & Components — 4.2%
Hon Hai Precision Industry Co., Ltd.	1,719,464	$7,244,246
Synnex Technology International Corp.	2,009,000	4,034,618

		$11,278,864

Food Products — 1.9%
Uni-President Enterprises Corp.	4,273,640	$4,995,619

		$4,995,619

Multiline Retail — 1.3%
Far Eastern Department Stores, Ltd.	3,182,000	$3,360,747

		$3,360,747

Real Estate Management & Development — 0.7%
Hung Poo Real Estate Development Corp.	1,151,000	$1,765,933

		$1,765,933

Semiconductors & Semiconductor Equipment — 4.3%
MediaTek, Inc.	313,825	$4,931,458
Taiwan Semiconductor Manufacturing Co., Ltd.	2,786,839	5,286,849
United Microelectronics Corp.(1)	2,893,000	1,409,434

		$11,627,741

Total Taiwan (identified cost $49,465,062)		$54,067,069

Total Common Stocks (identified cost $214,427,402)		$262,532,611

Short-Term Investments — 1.2%

	Interest
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 12/1/09	$3,232	$3,231,959

Total Short-Term Investments (identified cost $3,231,959)		$3,231,959

Total Investments — 99.5% (identified cost $217,659,361)		$265,764,570

Other Assets, Less Liabilities — 0.5%		$1,382,498

Net Assets — 100.0%		$267,147,068

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

(1)		Non-income producing security.

4

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$217,659,361

Gross unrealized appreciation	$59,043,943
Gross unrealized depreciation	(10,938,734)

Net unrealized appreciation	$48,105,209

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Consumer Discretionary	$4,825,745	$27,350,061		$—	$32,175,806
Consumer Staples	—	13,291,965		—	13,291,965
Energy	—	21,693,728		—	21,693,728
Financials	—	74,695,819		—	74,695,819
Health Care	3,149,120	1,979,068		—	5,128,188
Industrials	—	23,556,194		—	23,556,194
Information Technology	6,696,127	47,538,303		—	54,234,430
Materials	—	23,073,892		—	23,073,892
Telecommunication Services	—	12,551,305		—	12,551,305
Utilities	—	2,131,284		—	2,131,284

Total Common Stocks	$14,670,992	$247,861,619	*	$—	$262,532,611
Short-Term Investments	—	3,231,959		—	3,231,959

Total Investments	$14,670,992	$251,093,578		$—	$265,764,570

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance Multi-Cap Growth Fund as of November 30, 2009 (Unaudited)

Eaton Vance Multi-Cap Growth Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Multi-Cap Growth Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2009, the value of the Fund’s investment in the Portfolio was $158,148,768 and the Fund owned 91.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Multi-Cap Growth Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.5%

Security	Shares	Value
Aerospace & Defense — 1.0%
Alliant Techsystems, Inc.(1)(2)	20,110	$1,723,829

		$1,723,829

Auto Components — 2.1%
Lear Corp.(1)(2)	39,958	$2,516,955
Wonder Auto Technology, Inc.(1)(2)	92,496	1,102,552

		$3,619,507

Biotechnology — 0.9%
Cephalon, Inc.(1)(2)	29,250	$1,607,287
Genzyme Corp.(1)	91	4,614

		$1,611,901

Building Products — 3.0%
Lennox International, Inc.(2)	18,640	$691,917
Owens Corning, Inc.(1)(2)	187,860	4,439,132

		$5,131,049

Capital Markets — 0.1%
Artio Global Investors, Inc.(1)	7,452	$170,651

		$170,651

Chemicals — 0.8%
Celanese Corp., Class A	48,450	$1,441,872

		$1,441,872

Commercial Banks — 2.7%
Wells Fargo & Co.	166,460	$4,667,538

		$4,667,538

Commercial Services & Supplies — 0.9%
Copart, Inc.(1)(2)	46,640	$1,512,069

		$1,512,069

Communications Equipment — 0.8%
Brocade Communications Systems, Inc.(1)(2)	202,570	$1,436,221

		$1,436,221

Computers & Peripherals — 0.5%
3PAR, Inc.(1)(2)	84,370	$864,793

		$864,793

Consumer Finance — 4.5%
American Express Co.	60,177	$2,517,204
Capital One Financial Corp.(2)	41,130	1,577,747
Discover Financial Services	231,998	3,586,689

		$7,681,640

Diversified Consumer Services — 1.6%
Corinthian Colleges, Inc.(1)(2)	55,457	$821,873
H&R Block, Inc.(2)	95,070	1,929,921

		$2,751,794

Diversified Financial Services — 1.4%
JPMorgan Chase & Co.	36,380	$1,545,786
Moody’s Corp.(2)	35,650	828,150

		$2,373,936

Security	Shares	Value
Electrical Equipment — 1.0%
GrafTech International, Ltd.(1)	111,430	$1,639,135

		$1,639,135

Electronic Equipment, Instruments & Components — 0.1%
Itron, Inc.(1)(2)	3,650	$221,884

		$221,884

Energy Equipment & Services — 0.7%
Nabors Industries, Ltd.(1)(2)	58,436	$1,206,703

		$1,206,703

Food & Staples Retailing — 2.1%
Shoppers Drug Mart Corp.	87,750	$3,593,476

		$3,593,476

Health Care Equipment & Supplies — 0.5%
Masimo Corp.(1)(2)	31,868	$840,040

		$840,040

Health Care Providers & Services — 1.9%
Express Scripts, Inc.(1)(2)	15,285	$1,311,453
Health Management Associates, Inc., Class A(1)(2)	25,320	155,212
Laboratory Corp. of America Holdings(1)(2)	11,420	833,203
Quest Diagnostics, Inc.(2)	16,450	953,113

		$3,252,981

Hotels, Restaurants & Leisure — 2.6%
Bally Technologies, Inc.(1)(2)	43,743	$1,816,647
McDonald’s Corp.	27,420	1,734,315
Scientific Games Corp., Class A(1)(2)	69,220	979,463

		$4,530,425

Household Durables — 3.5%
Tempur-Pedic International, Inc.(1)(2)	141,100	$3,040,705
Whirlpool Corp.(2)	39,196	2,906,775

		$5,947,480

Household Products — 1.6%
Church & Dwight Co., Inc.(2)	47,530	$2,806,171

		$2,806,171

Insurance — 2.8%
Allied World Assurance Holdings, Ltd.(2)	91,901	$4,391,949
Fairfax Financial Holdings, Ltd.	1,182	418,428

		$4,810,377

Internet & Catalog Retail — 3.5%
Netflix, Inc.(1)(2)	37,271	$2,185,199
Priceline.com, Inc.(1)(2)	18,072	3,869,576

		$6,054,775

Internet Software & Services — 1.0%
Yahoo! Inc.(1)	109,690	$1,642,059

		$1,642,059

IT Services — 6.3%
Accenture PLC, Class A	56,759	$2,329,389
Alliance Data Systems Corp.(1)(2)	59,510	3,629,515
MasterCard, Inc., Class A(2)	13,430	3,234,750
Western Union Co.(2)	88,580	1,634,301

		$10,827,955

Security	Shares	Value
Machinery — 1.1%
Duoyuan Printing, Inc.(1)(2)	32,821	$221,542
Illinois Tool Works, Inc.(2)	27,971	1,360,510
PACCAR, Inc.(2)	8,680	321,854

		$1,903,906

Media — 5.9%
DIRECTV(1)(2)	172,882	$5,468,249
Lamar Advertising Co., Class A(1)(2)	29,250	809,640
Liberty Starz, Series A(1)	17,285	827,106
McGraw-Hill Cos., Inc. (The)(2)	104,210	3,122,132

		$10,227,127

Metals & Mining — 2.2%
Barrick Gold Corp.(2)	90,500	$3,863,445

		$3,863,445

Multiline Retail — 0.9%
Big Lots, Inc.(1)(2)	68,741	$1,585,167

		$1,585,167

Oil, Gas & Consumable Fuels — 6.7%
Apache Corp.	26,142	$2,490,810
Brigham Exploration Co.(1)(2)	81,163	847,342
Massey Energy Co.(2)	105,120	3,958,819
Newfield Exploration Co.(1)(2)	19,560	826,997
SandRidge Energy, Inc.(1)(2)	183,565	1,721,840
Uranium One, Inc.(1)	577,290	1,651,900

		$11,497,708

Paper & Forest Products — 2.0%
Schweitzer-Mauduit International, Inc.(2)	55,237	$3,400,390

		$3,400,390

Personal Products — 1.5%
Avon Products, Inc.(2)	67,729	$2,319,718
Revlon, Inc., Class A(1)(2)	9,526	172,421

		$2,492,139

Pharmaceuticals — 3.7%
Biovail Corp.	126,154	$1,820,402
King Pharmaceuticals, Inc.(1)(2)	247,370	2,926,387
Perrigo Co.(2)	42,140	1,691,500

		$6,438,289

Professional Services — 0.4%
Verisk Analytics, Inc., Class A(1)	26,917	$724,336

		$724,336

Semiconductors & Semiconductor Equipment — 3.7%
Atheros Communications, Inc.(1)(2)	63,990	$1,821,795
Cirrus Logic, Inc.(1)(2)	164,180	891,497
Cree, Inc.(1)(2)	500	23,915
Tessera Technologies, Inc.(1)(2)	154,465	3,656,187

		$6,393,394

Software — 1.8%
Check Point Software Technologies, Ltd.(1)(2)	97,350	$3,075,287

		$3,075,287

Specialty Retail — 4.7%
Advance Auto Parts, Inc.(2)	77,486	$3,045,200
GameStop Corp., Class A(1)(2)	204,857	5,000,559

		$8,045,759

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 4.2%
Gildan Activewear, Inc.(1)	167,350	$3,228,182
Hanesbrands, Inc.(1)(2)	163,236	3,919,296

		$7,147,478

Wireless Telecommunication Services — 7.8%
Crown Castle International Corp.(1)(2)	163,900	$6,013,491
NII Holdings, Inc.(1)	193,233	5,758,344
Rogers Communications, Inc., Class B	54,840	1,659,458

		$13,431,293

Total Common Stocks (identified cost $125,779,687)		$162,585,979

Investment Funds — 1.0%

Security	Shares	Value
Capital Markets — 1.0%
iShares Russell 2000 Index Fund(2)	100	$5,810
Market Vectors Gold Miners ETF(1)	33,000	1,686,630
SPDR Trust, Series 1(2)	100	10,988

Total Investment Funds (identified cost $1,752,523)		$1,703,428

Short-Term Investments — 31.8%

	Interest
Description	(000’s omitted)	Value
Cash Management Portfolio, 0.00%(3)	$7,693	$7,692,512
Eaton Vance Cash Collateral Fund, LLC, 0.16%(3)(4)	46,944	46,944,487

Total Short-Term Investments (identified cost $54,636,999)		$54,636,999

Total Investments — 127.3% (identified cost $182,169,209)		$218,926,406

Other Assets, Less Liabilities — (27.3)%		$(46,912,473)

Net Assets — 100.0%		$172,013,933

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	All or a portion of this security was on loan at November 30, 2009.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2009. Income earned from investments in the Eaton Vance Cash Collateral Fund, LLC (excluding loan rebate fees) and net income allocated from the investment in Cash Management Portfolio for the fiscal year to date ended November 30, 2009 were $27,681 and $0, respectively.

(4)	The amount invested in Eaton Vance Cash Collateral Fund, LLC represents cash collateral received for securities on loan at November 30, 2009. Other Assets, Less Liabilities includes an equal and offsetting liability of the Portfolio to repay collateral amounts upon the return of loaned securities. At November 30, 2009, the Portfolio loaned securities having a market value of $45,468,952 and received $46,944,487 of cash collateral for the loans.

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$187,902,146

Gross unrealized appreciation	$32,766,591
Gross unrealized depreciation	(1,742,331)

Net unrealized appreciation	$31,024,260

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Common Stocks
Consumer Discretionary	$49,909,512	$—	$—	$49,909,512
Consumer Staples	8,891,787	—	—	8,891,787
Energy	12,704,411	—	—	12,704,411
Financials	19,704,142	—	—	19,704,142
Health Care	12,143,211	—	—	12,143,211
Industrials	12,634,324	—	—	12,634,324
Information Technology	24,461,592	—	—	24,461,592
Materials	8,705,707	—	—	8,705,707
Telecommunication Services	13,431,293	—	—	13,431,293

Total Common Stocks	$162,585,979	$—	$—	$162,585,979
Investment Funds	1,703,428	—	—	1,703,428
Short-Term Investments	54,636,999	—	—	54,636,999

Total Investments	$218,926,406	$—	$—	$218,926,406

The Portfolio held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance Worldwide Health Sciences Fund as of November 30, 2009 (Unaudited)

Eaton Vance Worldwide Health Sciences Fund (the Fund), a series of Eaton Vance Growth Trust, invests substantially all of its assets in Worldwide Health Sciences Portfolio (the Portfolio) and owns a pro rata interest in the Portfolio’s net assets. At November 30, 2009, the value of the Fund’s investment in the Portfolio was $1,126,623,505 and the Fund owned 99.9% of the Portfolio’s outstanding interests. The Portfolio’s Portfolio of Investments is set forth below.

Worldwide Health Sciences Portfolio	as of November 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 97.68%

			Percentage of
Security	Shares	Value	Net Assets
Major Capitalization - Europe — 17.45%(1)
Merck KGaA	246,000	$23,197,771	2.06%
Novartis AG	852,000	47,336,894	4.20
Roche Holding AG	325,000	53,102,563	4.71
Shire PLC ADR	832,600	49,015,162	4.35
Teva Pharmaceutical Industries, Ltd. ADR	455,000	24,019,450	2.13

		$196,671,840	17.45%

Major Capitalization - Far East — 2.74%(1)
Shionogi & Co., Ltd.	1,437,300	$30,874,586	2.74%

		$30,874,586	2.74%

Major Capitalization - North America — 35.55%(1)
Allergan, Inc.	465,000	$27,030,450	2.40%
Amgen, Inc.(2)	967,000	54,490,450	4.84
Baxter International, Inc.	653,000	35,621,150	3.16
Bristol-Myers Squibb Co.	1,621,000	41,027,510	3.64
Genzyme Corp.(2)	860,000	43,602,000	3.87
Gilead Sciences, Inc.(2)	950,000	43,747,500	3.88
Hospira, Inc.(2)	280,000	13,146,000	1.17
Johnson & Johnson	1,000,000	62,840,000	5.58
St. Jude Medical, Inc.(2)	180,000	6,607,800	0.59
Thermo Fisher Scientific, Inc.(2)	586,000	27,676,780	2.46
Vertex Pharmaceuticals, Inc.(2)	1,150,000	44,643,000	3.96

		$400,432,640	35.55%

Small & Mid Capitalization - Europe — 3.52%(1)
Elan Corp. PLC ADR(2)	3,800,000	$24,016,000	2.13%
Genmab AS(2)	302,900	4,622,985	0.41
Nobel Biocare Holding AG	370,000	11,025,577	0.98

		$39,664,562	3.52%

Small & Mid Capitalization - Far East — 5.98%(1)
Nichi-Iko Pharmaceutical Co., Ltd.	735,000	$20,519,196	1.82%
Sawai Pharmaceutical Co., Ltd.	410,000	23,428,234	2.08
Towa Pharmaceutical Co., Ltd.	470,000	23,454,227	2.08

		$67,401,657	5.98%

Small & Mid Capitalization - North America — 32.44%(1)
Aetna, Inc.	570,000	$16,592,700	1.47%
Alexion Pharmaceuticals, Inc.(2)	465,000	21,087,750	1.87
Align Technology, Inc.(2)	1,407,600	23,028,336	2.04
Allos Therapeutics, Inc.(2)	2,883,000	18,653,010	1.66
BioMarin Pharmaceutical, Inc.(2)	1,302,000	21,496,020	1.91
Cubist Pharmaceuticals, Inc.(2)	1,153,100	19,233,708	1.71
Dendreon Corp.(2)	820,000	22,418,800	1.99
Endo Pharmaceuticals Holdings, Inc.(2)	1,739,800	38,327,794	3.40
Genomic Health, Inc.(2)	663,100	12,605,531	1.12
Gen-Probe, Inc.(2)	602,300	25,109,887	2.23
InterMune, Inc.(2)	989,900	10,631,526	0.94
Masimo Corp.(2)	707,100	18,639,155	1.65
Medicines Co.(2)	1,159,000	9,086,560	0.81
Mylan, Inc.(2)	1,150,000	20,550,500	1.82
NPS Pharmaceuticals, Inc.(2)	2,385,000	7,512,750	0.68
OSI Pharmaceuticals, Inc.(2)	575,000	19,153,250	1.70
United Therapeutics Corp.(2)	600,000	27,354,000	2.43
UnitedHealth Group, Inc.	580,000	16,628,600	1.48

1

			Percentage of
Security	Shares	Value	Net Assets
WellPoint, Inc.(2)	320,000	$17,289,600	1.53%

		$365,399,477	32.44%

Total Common Stocks (identified cost $999,364,152)		$1,100,444,762

Convertible Preferred Stocks — 1.97%

			Percentage of
Security	Shares	Value	Net Assets
Small & Mid Capitalization - North America — 1.97%(1)
Mylan, Inc., 6.50%	20,000	$22,244,200	1.97%

		$22,244,200	1.97%

Total Convertible Preferred Stocks (identified cost $16,575,000)		$22,244,200

Call Options — 0.0%

	Number of	Strike	Expiration		Percentage of
Description	Contracts	Price	Date	Value	Net Assets
Small & Mid Capitalization - North America — 0.00%(1)
Orchid Cellmark, Inc.(2)(3)	1,600	$21.7	7/24/2011	$0	0.00%
Orchid Cellmark, Inc.(2)(3)	649	23.5	7/24/2011	0	0.00
Orchid Cellmark, Inc.(2)(3)	649	8.05	9/29/2011	0	0.00

				$0	0.00%

Total Call Options (identified cost $0)				$0

Total Investments (identified cost $1,015,939,152)				$1,122,688,962	99.65%

Other Assets, Less Liabilities				$3,934,834	0.35%

Net Assets				$1,126,623,796	100.00%

ADR	-	American Depositary Receipt

(1)		Major Capitalization is defined as market value of $5 billion or more. Small & Mid Capitalization is defined as market value less than $5 billion.
(2)		Non-income producing security.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

2

The Portfolio did not have any open financial instruments at November 30, 2009.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at November 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,015,770,520

Gross unrealized appreciation	$207,505,111
Gross unrealized depreciation	(100,586,669)

Net unrealized appreciation	$106,918,442

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2009, the inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other		Significant
	Identical Assets	Observable Inputs		Unobservable Inputs

Asset Description	(Level 1)	(Level 2)		(Level 3)	Total

Common Stocks
Major Capitalization - Europe	$73,034,612	$123,637,228		$—	$196,671,840
Major Capitalization - Far East	—	30,874,586		—	30,874,586
Major Capitalization - North America	400,432,640	—		—	400,432,640
Small & Mid Capitalization - Europe	24,016,000	15,648,562		—	39,664,562
Small & Mid Capitalization - Far East	—	67,401,657		—	67,401,657
Small & Mid Capitalization - North America	365,399,477	—		—	365,399,477

Total Common Stocks	$862,882,729	$237,562,033	*	$—	$1,100,444,762

Convertible Preferred Stocks
Small & Mid Capitalization - North America	$22,244,200	$—		$—	$22,244,200

Total Convertible Preferred Stocks	$22,244,200	$—		$—	$22,244,200

Call Options	$—	$—		$0	$0

Total Investments	$885,126,929	$237,562,033		$0	$1,122,688,962

*	Includes foreign equity securities whose values were adjusted to reflect market trading that occurred after the close of trading in their applicable foreign markets.

3

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in
Call Options
Balance as of August 31, 2009	$13
Realized gains (losses)	—
Change in net unrealized appreciation (depreciation)	(13)
Net purchases (sales)	—
Accrued discount (premium)	—
Net transfers to (from) Level 3	—

Balance as of November 30, 2009	$0

Change in net unrealized appreciation (depreciation) on investment still held as of November 30, 2009	$(13)

All Level 3 investments held at November 30, 2009 were valued at $0.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

4

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	January 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas E. Faust Jr.

Thomas E. Faust Jr.
President

Date:	January 25, 2010

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	January 25, 2010